Condensed Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue, net	$ 332,438	$ 66,838	$ 623,716	$ 9,320
Revenue, net, related party		8,050	37,431	29,110
Revenue-commission, related party				12,975
Total Revenue	332,438	74,888	661,147	51,405
Cost of Goods Sold	290,768	31,148	420,823
Gross Profit	41,670	43,740	240,324	51,405
General and administrative	5,988	8,699	15,840	8,973
Professional and consulting fees	18,100	7,340	40,858	3,500
Postage and delivery	9,188	1,116	9,602	6,106
Operating expenses	33,276	17,155	66,300	18,579
Income before income taxes	8,394	26,585	174,024	32,826
Income tax expense	1,880		61,032	7,043
Net income	$ 6,514	$ 26,585	$ 112,992	$ 25,783
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.01	$ 0.01
Weighted average number of common shares outstanding
Basic and diluted	15,000,000	15,000,000	15,000,000	15,000,000